OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated January 3, 2007

to Class A and C Prospectus, dated November 28, 2006

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

THE SUB-ADVISORS

The section of the Prospectus entitled “More About the Funds – The Advisor & Sub-Advisors – The Sub-Advisors – Clay Finlay Inc.” is amended by replacing the section in its entirety with the following:

Clay Finlay Inc. (“Clay Finlay”), a New York corporation located at 200 Park Avenue, 56th Floor, New York, New York 10166, is a sub-advisor to the Asset Allocation Funds, Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, and Old Mutual International Equity Fund. Clay Finlay is a global equity management firm founded in 1982 and headquartered in New York, with offices in London and Tokyo. As of July 31, 2006, Clay Finlay had $7 billion in assets under management. Clay Finlay is a wholly-owned subsidiary of OMUSH.

With regard to the Asset Allocation Funds, based on Ibbotson’s strategic asset allocations, Clay Finlay will invest a portion of each of the Asset Allocation Fund’s assets allocated to equity investments in the International Large Cap Equity and/or Emerging Markets Equity categories, as follows:

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International Large Cap Equity / Emerging Markets Equity – Clay Finlay ranks the securities in its investment universe of large, liquid securities based on various metrics, including forward price/earnings and earnings growth rates and other valuation ratios. Clay Finlay applies a bottom-up approach with fundamental research on individual stocks. A key driver of the security selection process is long-term earnings growth rates, coupled with Clay Finlay’s conviction of these growth rates based on a company’s financial strength, management, and competitive positioning. Clay Finlay’s geographic and sector allocation is driven primarily by bottom-up factors; however, Clay Finlay will assess the relative risk of the managed portion of a Fund to the appropriate benchmark.

THE PORTFOLIO MANAGERS

The section of the Prospectus entitled “More About the Funds - The Portfolio Managers – Clay Finlay Inc.” is amended by replacing the section in its entirety with the following:

Clay Finlay Inc.	Robert C. Schletter, CFA (Co-Manager, Americas Specialty)	Co-Chief Investment Officer, Clay Finlay.
	Carol Franklin, CFA (Co-Manager, Europe Specialty)	Senior Portfolio Manager, Clay Finlay, since 2004; Managing Director and Head of Global Equity Selection Team, Deutsche Asset Management, from 2001 to 2002.
	Lauren C. Lambert, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its successor companies, from 1994 to 2002.
	Steven Miller (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Miwa Seki (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Jonathon D. Allen, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Miho Saito (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Senior Investment Manager, Government of Singapore Investment Corporation, 1997 to 2005.

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Gregory Stanek, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Francoise Vappereau (Co-Manager)

Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Investment Consultant, Research Works, 2003 to 2004; Senior Manager/Strategy Coordinator and Senior Equity Fund Manager, Lombard Odier & Cie, 1984 to 2002.

Henrik Strabo (Co-Manager)	Co-Chief Investment Officer and Director, Clay Finlay, since September 2006; Chief Investment Officer, International Equities, American Century, 1993 to August 2006.
Christopher Lively, CFA (Co-Manager, Emerging Markets and Asia Pacific ex Japan Specialty)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since November 2006; Senior Portfolio Manager, Legg Mason, 2000 to October 2006.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

M-07-001	1/2007

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OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated January 3, 2007

to Class Z and Institutional Class Prospectus, dated November 28, 2006

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

THE SUB-ADVISORS

The section of the Prospectus entitled “More About the Funds – The Advisor & Sub-Advisors – The Sub-Advisors – Clay Finlay Inc.” is amended by replacing the section in its entirety with the following:

Clay Finlay Inc. (“Clay Finlay”), a New York corporation located at 200 Park Avenue, 56th Floor, New York, New York 10166, is a sub-advisor to the Asset Allocation Funds, Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, and Old Mutual International Equity Fund. Clay Finlay is a global equity management firm founded in 1982 and headquartered in New York, with offices in London and Tokyo. As of July 31, 2006, Clay Finlay had $7 billion in assets under management. Clay Finlay is a wholly-owned subsidiary of OMUSH.

With regard to the Asset Allocation Funds, based on Ibbotson’s strategic asset allocations, Clay Finlay will invest a portion of each of the Asset Allocation Fund’s assets allocated to equity investments in the International Large Cap Equity and/or Emerging Markets Equity categories, as follows:

International Large Cap Equity / Emerging Markets Equity – Clay Finlay ranks the securities in its investment universe of large, liquid securities based on various metrics, including forward price/earnings and earnings growth rates and other valuation ratios. Clay Finlay applies a bottom-up approach with fundamental research on individual stocks. A key driver of the security selection process is long-term earnings growth rates, coupled with Clay Finlay’s conviction of these growth rates based on a company’s financial strength, management, and competitive positioning. Clay Finlay’s geographic and sector allocation is driven primarily by bottom-up factors; however, Clay Finlay will assess the relative risk of the managed portion of a Fund to the appropriate benchmark.

THE PORTFOLIO MANAGERS

The section of the Prospectus entitled “More About the Funds - The Portfolio Managers – Clay Finlay Inc.” is amended by replacing the section in its entirety with the following:

Clay Finlay Inc.	Robert C. Schletter, CFA (Co-Manager, Americas Specialty)	Co-Chief Investment Officer, Clay Finlay.
	Carol Franklin, CFA (Co-Manager, Europe Specialty)	Senior Portfolio Manager, Clay Finlay, since 2004; Managing Director and Head of Global Equity Selection Team, Deutsche Asset Management, from 2001 to 2002.
	Lauren C. Lambert, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its successor companies, from 1994 to 2002.
	Steven Miller (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Miwa Seki (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Jonathon D. Allen, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Miho Saito (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Senior Investment Manager, Government of Singapore Investment Corporation, 1997 to 2005.

Gregory Stanek, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Francoise Vappereau (Co-Manager)

Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Investment Consultant, Research Works, 2003 to 2004; Senior Manager/Strategy Coordinator and Senior Equity Fund Manager, Lombard Odier & Cie, 1984 to 2002.

Henrik Strabo (Co-Manager)	Co-Chief Investment Officer and Director, Clay Finlay, since September 2006; Chief Investment Officer, International Equities, American Century, 1993 to August 2006.
Christopher Lively, CFA (Co-Manager, Emerging Markets and Asia Pacific ex Japan Specialty)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since November 2006; Senior Portfolio Manager, Legg Mason, 2000 to October 2006.

INSTITUTIONAL CLASS SHARES

The section of the Prospectus entitled “Your Investment – Choosing a Share Class – Institutional Class Shares” is amended by replacing the section in its entirety with the following:

Institutional Class shares are intended, where available, to be exempt from state blue sky registration. Institutional Class shares are available to the following categories of investors:

•	A bank, trust company, or other type of depository institution;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan;
•	Qualified or non-qualified employee benefit plans whose investment decisions are made by a fiduciary;
•

“Wrap account” programs established with broker/dealers or financial intermediaries where (i) the program for which the shares are being acquired places orders for shares through an omnibus or pooled account with a Fund or its agent; and (ii) the Fund or its agent does not pay any type of administrative or service fee on the investment in Institutional Class shares to the program sponsor or any third party; and

•	Other institutional clients who invest at least $2 million in a Fund.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

M-07-002 1/2007

OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated January 3, 2007

to the Statement of Additional Information

dated November 28, 2006

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Advisor Funds. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

CLAY FINLAY INC.

The table in the section of the SAI entitled “The Sub-Advisors – Clay Finlay Inc. – Other Accounts” is amended by adding the following:

As of November 30, 2006, Christopher Lively was responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Christopher Lively	0 (0)	$0 ($0)	4 (0)	$309 ($0)	9 (1)	$535 ($213)

INSTITUTIONAL CLASS SHARES

The section of the SAI entitled “Purchases, Redemptions, and Pricing of Shares - Purchases” is amended by replacing the fifth paragraph of that section in its entirety with the following:

Institutional Class shares are available to the following categories of investors:

•	A bank, trust company, or other type of depository institution;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;
•	Pension or profit sharing plans or the custodian for such a plan;
•	Qualified or non-qualified employee benefit plans whose investment decisions are made by a fiduciary;
•

“Wrap account” programs established with broker/dealers or financial intermediaries where (i) the program for which the shares are being acquired places orders for shares through an omnibus or pooled account with a Fund or its agent; and (ii) the Fund or its agent does not pay any type of administrative or service fee on the investment in Institutional Class shares to the program sponsor or any third party; and

•	Other institutional clients who invest at least $2 million in a Fund.

MINIMUM INVESTMENT

The section of the SAI entitled “Purchases, Redemptions, and Pricing of Shares – Minimum Investment” is amended by replacing the section in its entirety with the following:

For Class A, Class C, and Class Z shares of the Funds, the minimum investment is as follows.

Minimum Investments *	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gift/Transfer to Minor Accounts	$500	no minimum
IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plan (“SIP”)-I [1]	$500	$25
SIP-II [2]	no minimum	$50

•	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

[1]	If a SIP-I is established, the minimum initial investment for a Fund is $500 along with a monthly systematic additional investment of $25 or more. A SIP-I may be established on any type of account.

[2]	An investor may establish a SIP-II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP-II may be established on any type of account.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

M-07-003 1/2007

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